Income Taxes (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended						9 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Internal Revenue Service (IRS) [Member] Altria [Member]	Dec. 31, 2013 Germany [Member]	Dec. 31, 2012 Germany [Member]	Sep. 30, 2013 MEXICO	Mar. 31, 2011 Greece [Member]	Mar. 31, 2011 Brazil [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2013 Minimum [Member] Indonesia [Member]	Dec. 31, 2013 Minimum [Member] Russia [Member]	Dec. 31, 2013 Minimum [Member] Switzerland [Member]	Dec. 31, 2013 Minimum [Member] United States [Member]
Income Taxes [Line Items]
Current Fiscal Year End Date		--12-31
Accumulated earnings of foreign subsidiaries		$ 20,000,000,000
Additions for tax positions of previous years		3,000,000	309,000,000	8,000,000	287,000,000
Unrecognized tax benefits, settlements		10,000,000	297,000,000	0	(296,000,000)
Impact on effective tax rate due to a discrete tax event					79,000,000
Unrecognized tax benefits that, if recognized, would impact effective tax rate		56,000,000
Penalties and interest (expense) income recognized		(10,000,000)	65,000,000								(1,000,000)
Open Tax Year						2007						2008	2010	2012	2007
Other Tax Expense (Benefit)	17,000,000
Additional Income Tax Expense Related to Tax Law Changes In Foreign Jurisdiction								14,000,000
Percentage increase in effective income tax rate		(0.20%)	0.40%	1.70%
Effective tax rate		29.30%	29.50%	29.10%
Income tax effect resulting from change in accounting principle							40,000,000
Impact on effective tax rate, change in enacted tax rate									(11,000,000)
Reversal of a valuation allowance										$ (15,000,000)